U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Pilgrim America Investment Funds, Inc.
     40 North Central Avenue, 12th Floor
     Phoenix, AZ  85004

2.   Name of each series or class of funds for which this notice is filed:

     Pilgrim America MagnaCap Fund - Class A
     Pilgrim America MagnaCap Fund - Class B
     Pilgrim America  MagnaCap Fund - Class M
     Pilgrim America High Yield Fund - Class A
     Pilgrim America High Yield Fund - Class B
     Pilgrim America High Yield Fund - Class M

3.   Investment Company Act File Number: 811-1939

     Securities Act File Number:  2-34552

4.   Last day of fiscal year for which this notice is filed: 6/30/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

                                                                  [        ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Number:     270,795
     Amount: $12,017,296

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A

9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number:   25,595,193
     Amount: $280,242,996

     *Includes 4,653,846 shares (aggregate sale price of $61,341,256) issued in connection with the dividend reinvestment plan.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number:    25,324,398
     Amount:  $268,225,700

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

     (Included in Item 9 above.)

12.  Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on rule 24f-2
                  (from Item 10):
                                                                   $268,225,700

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                          +   0

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   -135,908,683

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                           +  0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
                  (ii), less line (iii), plus line (iv)) (if applicable):
                                                                   +132,317,017

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                      X  1/3300

         (vii)    Fee due (line (i) or line (v) multiplied by line(vi)):
                                                                     $40,096.07

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     [  X  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 8/27/97


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):                            /s/James M. Hennessy
                                                     Senior Vice President



Date: 8/29/97